Derivatives and Fair Value of Financial Instruments - Recurring Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 187,831	$ 257,868	$ 171,096	$ 207,410
Restricted cash	2,041	24,704	6,399
Senior and ship mortgage notes, net of discount	1,293,156	1,034,141
Due from related companies, long term	2,660	35,000
Due from affiliate companies, long term	5,144	57,701
(Level I)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	187,831	257,868
Restricted cash	2,041	24,704
Senior and ship mortgage notes, net of discount	(1,326,897)	(973,940)
Capital lease obligations, including current portion	0	0
Long-term debt, including current portion	0	0
Due from related companies, long term	0	0
Due from affiliate companies, long term	0	0
(Level II)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Senior and ship mortgage notes, net of discount	0	0
Capital lease obligations, including current portion	(23,759)	(25,112)
Long-term debt, including current portion	(218,093)	(324,071)
Due from related companies, long term	2,660	35,000
Due from affiliate companies, long term	5,144	57,701
(Level III)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Senior and ship mortgage notes, net of discount	0	0
Capital lease obligations, including current portion	0	0
Long-term debt, including current portion	0	0
Due from related companies, long term	0	0
Due from affiliate companies, long term	0	0
Total Fair Value Input Levels [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	187,831	257,868
Restricted cash	2,041	24,704
Senior and ship mortgage notes, net of discount	(1,326,897)	(973,940)
Capital lease obligations, including current portion	(23,759)	(25,112)
Long-term debt, including current portion	(218,093)	(324,071)
Due from related companies, long term	2,660	35,000
Due from affiliate companies, long term	$ 5,144	$ 57,701